INVESTMENT SECURITIES - Investment in debt at amortized cost pledged as collateral (Details) - Financial assets at amortised cost, category [member] - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 361,388	$ 825,407
Debt securities [member] | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	262,987	252,273
Debt securities [member] | Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	98,401	573,134
Securities issued by the Colombian Government | Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral		573,134
Securities issued by other of the Colombian Government entities | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	198,282	70,197
Securities issued by other of the Colombian Government entities | Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	98,401
Securities issued or secured by other financial entities | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	42,805	$ 182,076
Securities issued or secured by non-financial sector entities | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 21,900